ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI)	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI)

	Year Ended December 31, 2011	Year Ended December 31, 2010

Accumulated OCI, beginning of year:
Currency translation adjustment	$3,002,717	$(480,928
Available for sale securities	2,747,997	563,481
	$5,750,714	$82,553

Other comprehensive income (loss) for the year:
Currency translation adjustments	$(1,101,366)	$3,483,645
Unrealized gain on available for sale investments	715,428	2,184,516
Release of OCI on available for sale investments	(3,463,425)	-
Other comprehensive income (loss) for the year:	$(3,849,363)	$5,668,161

Accumulated OCI, end of year:
Currency translation adjustment	$1,901,351	$3,002,717
Available for sale securities	-	2,747,997
	$1,901,351	$5,750,714